SEGMENT INFORMATION - Timing of Revenue Recognition (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 10,565		$ 19,591
Other non IFRS 15 revenue	152		327
Total revenue	10,717	$ 8,775	19,918	$ 16,969
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7,341		14,262
Other non IFRS 15 revenue	4		18
Total revenue	7,345	7,859	14,280	15,206
Infrastructure Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	959		2,090
Other non IFRS 15 revenue	146		304
Total revenue	1,105	3	2,394	5
Industrials
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,265		3,239
Other non IFRS 15 revenue	2		5
Total revenue	2,267	909	3,244	1,751
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Other non IFRS 15 revenue	0		0
Total revenue	0	$ 4	0	$ 7
Goods / services provided at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	8,332		14,980
Goods / services provided at a point in time | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,839		11,139
Goods / services provided at a point in time | Infrastructure Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	288		713
Goods / services provided at a point in time | Industrials
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,205		3,128
Goods / services provided at a point in time | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,233		4,611
Services transferred over time | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,502		3,123
Services transferred over time | Infrastructure Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	671		1,377
Services transferred over time | Industrials
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	60		111
Services transferred over time | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 0		$ 0